Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow from Operating Activities:
Net earnings (loss)	$ (1,876)	$ (1,979)	$ (471)
Adjustments to reconcile net income (loss) to net cash provided (used) by operating activities:
Depreciation	915	954	967
Amortization	100	132	126
Equity based stock compensation	29	40	43
Special Charges - Non Cash	215	725	0
Reorganization Items, Non Cash	2,066	118	0
Pension and postretirement	287	180	236
OCI tax benefits	(569)	0	0
Change in assets and liabilities:
Decrease (increase) in receivables	(222)	(164)	29
Increase (Decrease) in Other Current Assets	(135)	(116)	(102)
Decrease (increase) in inventories	17	(64)	(81)
Decrease (increase) in derivative collateral and unwound derivative contracts	(1)	(73)	87
Increase (decrease) in accounts payable and accrued liabilities	375	135	(19)
Increase (decrease) in air traffic liability	301	567	225
Increase (decrease) in other liabilities and deferred credits	3	199	144
Other, net	(226)	26	57
Net cash provided by (used in) operating activities	1,279	680	1,241
Cash Flow from Investing Activities:
Capital expenditures, including purchase deposits on flight equipment	(1,888)	(1,610)	(1,962)
Net decrease (increase) in short-term investments	306	610	(82)
Net decrease (increase) in restricted cash and short-term investments	(112)	(288)	10
Proceeds from sale of equipment, property and investments/subsidiaries	123	(4)	4
Net cash provided by (used in) investing activities	(1,571)	(1,292)	(2,030)
Cash Flow from Financing Activities:
Payments on long-term debt and capital lease obligations	(1,288)	(2,545)	(1,154)
Proceeds from:
Reimbursement from construction reserve account	0	0	7
Exercise of stock options	0	0	1
Issuance of long-term debt	268	2,569	542
Sale leaseback transactions	1,509	703	1,408
Net cash provided by (used in) financing activities	489	727	804
Net increase (decrease) in cash	197	115	15
Cash at beginning of year	283	168	153
Cash at end of year	$ 480	$ 283	$ 168